Investments Accounted for Using the Equity Method (Summarized Financial Information for Other Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Aggregate amounts of the group's share of:
Profit for the year	¥ (2,842,300)	¥ 2,076,606	¥ 656,398
Total comprehensive income	(2,664,552)	2,218,404	¥ 644,886
Other associates [member]
Disclosure of associates [line items]
Aggregate carrying value of investments at 31 December	106,093	100,079
Aggregate amounts of the group's share of:
Profit for the year	876	5,655
Total comprehensive income	876	5,655
Dividend received from the associate	¥ 11,650	¥ 6,670